Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of computation of earnings per share

	Year Ended December 31, 2013
	Income	Weighted-Average Shares	Per Share Amount

Net income	$3,213,645

Basic earnings per share
Income available to common stockholders		1,853,240	$1.73

Effect of dilutive securities
Stock options		296

Diluted earnings per share
Income available to common stockholders	$3,213,645	1,853,536	$1.73

	Year Ended December 31, 2012
	Income	Weighted-Average Shares	Per Share Amount

Net income	$3,567,024

Basic earnings per share
Income available to common stockholders		1,883,375	$1.89

Effect of dilutive securities
Stock options		447

Diluted earnings per share
Income available to common stockholders	$3,567,024	1,883,822	$1.89